Collaborative and Licensing Agreements	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative and Licensing Agreements
10.	Collaborative and Licensing Agreements
Venn License Agreement
In December 2019, a collaboration and license agreement (the “License Agreement”) was entered into with Venn to pursue research and development of certain payload and linker technologies that are useful for the development of antibody-drug conjugates. This collaboration was expected to allow Venn to further develop and commercialize such antibody-drug conjugates developed under the collaboration. Under the collaboration agreement with Venn, the Company received a $400,000 upfront payment and was expected to be eligible to receive reimbursement of costs and expenses incurred, certain development and regulatory milestone payments, royalties and commercial milestone payments with respect to licensed products for each product. Milestone payments were expected to be payable following the achievement of certain development, regulatory and commercial milestone events in each product, up to an aggregate of $107.1 million per product. Royalty payments were expected to be based on net sales of licensed products on a licensed product-by-licensed
product basis. The initial term of the research collaboration was expected to be three years.
In April 2022, the Company entered into an agreement with its founder and director, Dr. Huh, in consideration of the repayment to be made by the Company’s founder and director to settle a contractual obligation for the upfront payment received by the Company associated with the License Agreement with Venn. Per the agreement, the Company agreed to repay its founder and director $400,000, with interest to accrue on the unpaid principal balance at the rate of 1% per annum. The timing of the repayment will be determined and pursuant to the discretion of the Company’s Board of Directors.
In May 2022, the Company’s founder and director repaid to Venn the $400,000 upfront payment and the License Agreement was terminated.
During the years ended December 31, 2022 and 2021, the Company did not recognize any revenue related to the upfront payment as it was not probable that a significant reversal in the amount of cumulative revenue recognized would not occur. In addition, no reimbursement of costs and expenses incurred, and no other payments (for development and regulatory milestones, royalties, and commercial milestones with respect to licensed products for each product) were received by the Company during the years ended December 31, 2022 and 2021 as none of the performance obligations were satisfied by the Company. At December 31, 2021, the Company recorded a liability to accrued expenses of $400,000 related to the upfront payment. At December 31, 2022, the Company recorded a liability to related party loans of $400,000 related to this payment.